Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax reconciliation

	December 31,	December 31,
	2022	2021
Income tax benefit at U.S. statutory rate of 21%
Net operating loss – U.S. – federal	$(169,906)	$(562,283)
State income tax net of Federal benefits – U.S.	(35,154)	(94,298)
Non-deductible expenses – U.S.	54,953	540,338
Net operating loss - foreign	(249,864)	(79,179)
Temporary differences	(762,687)	—
Change in valuation allowance – U.S.	912,794	116,243
Change in valuation allowance – foreign	249,864	79,179

Total provision for income tax – U.S. and foreign	$—	$—

Deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets
Book to tax difference – fixed assets	$506,826	$—
Net operating loss carry forward – U.S.	2,796,738	2,390,769
Net operating loss carry forward – foreign	329,043	79,179

Total deferred tax assets – U.S. and foreign	3,632,607	2,469,948
Valuation allowance – U.S. and foreign	(3,632,607)	(2,469,948)

Net deferred tax assets	$—	$—